COMBINED CONDENSED FINANCIAL STATEMENTS OF BROOKFIELD - NOTES TO CONDENSED PARENT ONLY FINANCIAL STATEMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 09, 2022	Dec. 01, 2022	Nov. 04, 2022	May 25, 2022	Mar. 09, 2022	Dec. 31, 2021	Jun. 28, 2021
Debt Instrument [Line Items]
Credit facility, amount outstanding						$ 400,000,000		$ 200,000,000
Class C shares
Debt Instrument [Line Items]
Common stock, issued (in shares)			5,053,138	1,066,471	11,270,466
Common stock, issued	$ 1,467,000,000		$ 24,000,000		$ 450,000,000		$ 963,000,000
Class A exchangeable shares
Debt Instrument [Line Items]
Common stock, issued (in shares)			608,000	675,000
Common stock, issued	$ 422,000,000			$ 27,000,000			535,000,000
Class A junior preferred shares
Debt Instrument [Line Items]
Common stock, issued (in shares)	100,460,280	2,108,733			98,351,547
Common stock, issued	$ 2,580,000,000	$ 53,000,000			$ 2,500,000,000		0
BAM Re Holdings Ltd
Debt Instrument [Line Items]
Ownership interest percentage	100.00%
Revolving Credit Facility | Bilateral Credit Facility | Line of Credit
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 500,000,000
Credit facility, amount outstanding	356,000,000
Parent Company
Debt Instrument [Line Items]
Common stock, issued	$ 423,000,000						536,000,000
Parent Company | Class C shares
Debt Instrument [Line Items]
Common stock, issued (in shares)	6,119,609				11,270,466
Common stock, issued					$ 450,000,000
Parent Company | Class A exchangeable shares
Debt Instrument [Line Items]
Common stock, issued (in shares)	1,283,000
Common stock, issued	$ 51,000,000
Parent Company | Class A junior preferred shares
Debt Instrument [Line Items]
Common stock, issued (in shares)		2,108,733			98,351,547
Common stock, issued		$ 53,000,000			$ 2,500,000,000
Accrued dividend rate	$ 1.125
Fixed rate of distributions	4.50%
Accrued dividends	$ 68,000,000						$ 0
Parent Company | BAM Re Holdings Ltd
Debt Instrument [Line Items]
Ownership interest percentage	100.00%
Parent Company | Revolving Credit Facility | Bilateral Credit Facility | Line of Credit
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 500,000,000
Credit facility, amount outstanding	$ 356,000,000